UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388
                                   --------

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2007
                         --------------

Date of reporting period: March 31, 2007
                          --------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 3/31/07 is included with this Form.

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2007
--------------------------------------------------------------------------------

                                  Value Line
                       Emerging Opportunities Fund, Inc.



                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Emerging Opportunities Fund, Inc. earned a total return of 3.55% for the fiscal year ending March 31, 2007. This compared to a total return of 5.91% for the Russell 2000 Stock Index(1), an index of U.S. small-capitalization stocks.

It was a difficult year for growth stocks, as opposed to value stocks. In fact, your Fund's returns placed it in the top 29% of the small-cap growth category for performance in the 12-month period ending March 31, 2007 according to Lipper Inc., the independent fund analysis company. For the five-year period, the Fund ranked in the top 16%; and for ten years, the top 13%.

Discount broker Charles Schwab has recognized your Fund by placing it on its Select List, one of only five small-cap growth funds on the list. It is also on that broker's even more exclusive Signature Select List. Discount broker E*TRADE has placed the Fund on its All-Star Funds list, one of just four small-cap growth funds on that list.

The Fund carried Morningstar's top 5-Star rating as of March 31st. This was based on a Return rating of Above Average and a Risk rating of Low, relative to other small-cap growth funds.

Our disciplined investment strategy is responsible for both the good returns and the controlled level of risk. We invest only in companies that are showing strong earnings momentum and strong stock price momentum. The key corollary is that we play defense as well as offense. Weakening earnings or faltering price momentum puts us on immediate alert, and any holding judged unworthy by those measures is quickly sold, to be replaced by one of superior momentum. With about 400 positions in the Fund portfolio, it will not be missed; we form no attachments. Any holding is subject to elimination at any time.

Rather than attempt to pinpoint where the economy or particular sectors are heading, we select stocks one by one, based on the individual merits of the company. The great majority of the Fund's holdings have put together a multi-year record of rising earnings and rising stock prices, making this truly a portfolio of growth stocks. The high quality represented by these track records, combined with the portfolio's wide diversification, contribute to keeping risk under control. Please keep in mind that there are risks associated with investing in small-cap stocks, such as increased volatility and illiquidity.

We believe our investment discipline will continue to serve your Fund well. Steve Grant, now in his third decade with Value Line, has held primary responsibility for the day-to-day management of the Fund since 1998. Thank you for your continued confidence in us.


                                      Sincerely,

                                      /s/ Jean Bernhard Buttner
                                      -------------------------
                                      Jean Bernhard Buttner
                                      Chairman and President


May 14, 2007

--------------------------------------------------------------------------------
(1) The Russell 2000 Stock Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

(2) The Lipper Small-Cap Growth Fund is a composite of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.


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2

                                    Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed steadily over the course of 2006, with the U.S. gross domestic product growth decelerating into the 2.0% - 2.5% range in the second half. What's more, growth has moderated further in the early going this year, with first-quarter GDP showing just a tepid increase of 1.3%. Spreading weakness in the housing market, a softening in retail spending, and stubbornly high oil prices are combining to keep GDP growth on this slower track. These depressants are likely to stay with us for some time, suggesting that the economy will expand by little more than 2% this year. Inflation, which has been largely under control for the past decade, should remain so again this year, perhaps even moderating a little as the economy proceeds at this measured pace.

Meanwhile, the Federal Reserve Board, which has held interest rates at current levels since last June, following two years in which it had raised them steadily, may stay on hold through at least the opening half. Thereafter, we believe that the combination of slow economic growth and moderating inflation could prompt the Fed to start lowering rates. Such a downward course in borrowing costs should help to prevent a recession later this year or in 2008. In fact, the combination of lower interest rates and a modestly reviving housing market should help to lift GDP growth back up to 2.5% - 3.0% next year. Economic growth along these lines and accompanying subdued inflation should prove generally positive for the stock and bond markets, in our opinion.


--------------------------------------------------------------------------------
                                                                               3

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 through March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      10/1/06 thru
                                                         10/1/06           3/31/07           3/31/07
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,108.50          $ 6.05
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,019.19          $ 5.79

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.


--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Emerging Opportunities Fund, Inc. to that of the Russell 2000 Stock Index. The Value Line Emerging Opportunities Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

             Comparison of a Change in Value of a $10,000 Investment
            In the Value Line Emerging Opportunities Fund, Inc. and
                         the Russell 2000 Stock Index*

[The following data represents the line graph depicted in the printed material.]

                          Value Line Emerging         Russell 2000
     Date                  Opportunities Fund         Stock Index
     ----                  ------------------         -----------
   3/31/1997                      10,000                  10,000
   6/30/1997                     11,744                  11,621
   9/30/1997                     13,828                  13,351
  12/31/1997                     11,920                  12,903
   3/31/1998                     12,749                  14,201
   6/30/1998                     11,948                  13,539
   9/30/1998                      9,650                  10,812
  12/31/1998                     12,469                  12,575
   3/31/1999                     12,878                  11,893
   6/30/1999                     14,891                  13,742
   9/30/1999                     15,290                  12,874
  12/31/1999                     21,276                  15,248
   3/31/2000                     24,930                  16,328
   6/30/2000                     24,361                  15,711
   9/30/2000                     25,629                  15,885
  12/31/2000                     22,461                  14,787
   3/31/2001                     19,479                  13,825
   6/30/2001                     23,022                  15,801
   9/30/2001                     20,204                  12,516
  12/31/2001                     23,324                  15,155
   3/31/2002                     23,677                  15,759
   6/30/2002                     23,113                  14,443
   9/30/2002                     19,905                  11,352
  12/31/2002                     20,021                  12,051
   3/31/2003                     19,641                  11,510
   6/30/2003                     22,535                  14,206
   9/30/2003                     24,255                  15,495
  12/31/2003                     26,758                  17,745
   3/31/2004                     28,241                  18,856
   6/30/2004                     28,442                  18,945
   9/30/2004                     27,897                  18,403
  12/31/2004                     31,218                  20,998
   3/31/2005                     30,542                  19,877
   6/30/2005                     31,621                  20,735
   9/30/2005                     32,985                  21,708
  12/31/2005                     33,727                  21,954
   3/31/2006                     38,116                  25,014
   6/30/2006                     36,697                  23,757
   9/30/2006                     35,603                  23,862
  12/31/2006                     37,758                  25,986
   3/31/2007                     39,467                  26,492

* The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States.


PERFORMANCE DATA:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 3/31/07 ..........          3.55%               $10,355
 5 years ended 3/31/07 .........         10.76%               $16,670
10 years ended 3/31/07 .........         14.72%               $39,467

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
                                                                               5

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                   Percentage of
Issue                                      Shares       Value       Net Assets
---------------------------------------  ---------   -----------   -------------
Guess?, Inc. ..........................   166,000    $6,721,340         0.8%
Hansen Natural Corp. ..................   170,000    $6,439,600         0.8%
Manitowoc Company, Inc. (The) .........    92,000    $5,844,760         0.7%
GameStop Corp. ........................   150,000    $4,885,500         0.6%
Phillips-Van Heusen Corp. .............    79,000    $4,645,200         0.6%
Hologic, Inc. .........................    79,600    $4,588,144         0.6%
Albemarle Corp. .......................   108,000    $4,464,720         0.6%
Equinix, Inc. .........................    50,700    $4,341,441         0.5%
Anixter International, Inc. ...........    64,100    $4,226,754         0.5%
BE Aerospace, Inc. ....................   130,000    $4,121,000         0.5%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Cash & Other                     6.3%
Stocks                          93.7%

--------------------------------------------------------------------------------
Equity Sector Weightings - Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Industrial                      26.7%
Consumer, Non-cyclical          22.1%
Consumer, Cyclical              17.8%
Financial                       10.6%
Communications                   7.9%
Technology                       6.9%
Energy                           3.5%
Basic Materials                  2.4%
Utilities                        2.1%


--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCKS (93.7%)
                ADVERTISING (1.0%)
     109,000    aQuantive, Inc.* .............................     $  3,042,190
      32,000    Focus Media Holding Ltd. ADR* ................        2,510,720
      23,850    Harte-Hanks, Inc. ............................          658,021
      25,500    R.H. Donnelley Corp. .........................        1,807,695
                                                                   ------------
                                                                      8,018,626

                AEROSPACE/DEFENSE (3.0%)
      30,000    AAR Corp.* ...................................          826,800
      25,000    Alliant Techsystems, Inc.* ...................        2,198,000
      57,400    Armor Holdings, Inc.* ........................        3,864,742
     130,000    BE Aerospace, Inc.* ..........................        4,121,000
      53,845    DRS Technologies, Inc. .......................        2,809,094
      50,200    Esterline Technologies Corp.* ................        2,061,714
      33,000    HEICO Corp. ..................................        1,204,170
      54,025    Moog, Inc. Class A* ..........................        2,250,141
      24,800    Precision Castparts Corp. ....................        2,580,440
      67,700    Teledyne Technologies, Inc.* .................        2,534,688
                                                                   ------------
                                                                     24,450,789

                AIR TRANSPORT (0.3%)
      17,000    Copa Holdings S.A. Class A ...................          875,330
      60,600    UTI Worldwide, Inc. ..........................        1,489,548
                                                                   ------------
                                                                      2,364,878
                APPAREL (1.9%)
      61,600    Carter's, Inc.* ..............................        1,560,944
      35,000    Gildan Activewear, Inc. Class A* .............        2,059,750
     166,000    Guess?, Inc. .................................        6,721,340
       3,800    Jos A. Bank Clothiers, Inc.* .................          134,330
      79,000    Phillips-Van Heusen Corp. ....................        4,645,200
                                                                   ------------
                                                                     15,121,564

                AUTO & TRUCK (0.2%)
      30,000    Oshkosh Truck Corp. ..........................        1,590,000

                AUTO PARTS (0.4%)
      33,500    BorgWarner, Inc. .............................        2,526,570
      18,000    LKQ Corp.* ...................................          393,480
                                                                   ------------
                                                                      2,920,050

                BANK (1.1%)
       9,300    Alabama National BanCorporation                         658,533
      20,500    Bank of Hawaii Corp. .........................        1,087,115
      13,300    Cullen/Frost Bankers, Inc. ...................          695,989
      19,900    First Community Bancorp, Inc. ................        1,125,146
      41,800    PrivateBancorp, Inc. .........................        1,528,208
      42,500    SVB Financial Group* .........................        2,065,075
      42,200    Umpqua Holdings Corp. ........................        1,129,694
       5,931    Valley National Bancorp ......................          149,758
      10,700    Wilshire Bancorp, Inc. .......................          175,480
                                                                   ------------
                                                                      8,614,998

                BANK - MIDWEST (0.4%)
       4,353    BOK Financial Corp. ..........................          215,604
      13,642    Commerce Bancshares, Inc. ....................          659,045
       7,916    First Financial Bankshares, Inc. .............          331,047
      23,950    First Midwest Bancorp, Inc. ..................          880,163
      22,827    Glacier Bancorp, Inc. ........................          548,761
      14,100    Hancock Holding Co. ..........................          620,118
       6,250    IBERIABANK Corp. .............................          347,875
                                                                   ------------
                                                                      3,602,613

                BEVERAGE - ALCOHOLIC (0.3%)
       7,000    Brown-Forman Corp. Class B ...................          458,920
      71,025    Central European
                  Distribution Corp.* ........................        2,067,538
                                                                   ------------
                                                                      2,526,458

                BEVERAGE - SOFT DRINK (0.8%)
     170,000    Hansen Natural Corp.* ........................        6,439,600
                BIOTECHNOLOGY (0.5%)
      34,800    Techne Corp.* ................................        1,987,080
      34,300    United Therapeutics Corp.* ...................        1,844,654
                                                                   ------------
                                                                      3,831,734

                BUILDING MATERIALS (1.9%)
      35,800    Drew Industries, Inc.* .......................        1,026,744
      36,800    Genlyte Group, Inc. (The)* ...................        2,596,240
      40,400    Granite Construction, Inc. ...................        2,232,504
      40,000    Infrasource Services, Inc.* ..................        1,221,200

                                              See Notes to Financial Statements.
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                                                                               7

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      16,200    Jacobs Engineering Group, Inc.* ..............     $    755,730
      59,700    NCI Building Systems, Inc.* ..................        2,850,078
      52,900    Simpson Manufacturing
                  Company, Inc. ..............................        1,631,436
      49,800    Washington Group
                  International, Inc.* .......................        3,307,716
                                                                   ------------
                                                                     15,621,648

                CANADIAN ENERGY (0.2%)
      17,500    Suncor Energy, Inc. ..........................        1,336,125

                CEMENT & AGGREGATES (0.6%)
      51,300    Eagle Materials, Inc. ........................        2,289,519
      34,300    Florida Rock Industries, Inc. ................        2,308,047
                                                                   ------------
                                                                      4,597,566

                CHEMICAL - DIVERSIFIED (0.6%)
     108,000    Albemarle Corp. ..............................        4,464,720
      14,600    Brady Corp. Class A ..........................          455,520
                                                                   ------------
                                                                      4,920,240

                CHEMICAL - SPECIALTY (1.4%)
      50,700    Airgas, Inc. .................................        2,137,005
      51,350    Ceradyne, Inc.* ..............................        2,810,899
      12,400    Ecolab, Inc. .................................          533,200
     101,000    H.B. Fuller Co. ..............................        2,754,270
       8,000    Praxair, Inc. ................................          503,680
      58,000    Sigma-Aldrich Corp. ..........................        2,408,160
      10,000    Valspar Corp. ................................          278,300
                                                                   ------------
                                                                     11,425,514

                COAL (0.3%)
      53,900    Joy Global, Inc. .............................        2,312,310


                COMPUTER &
                  PERIPHERALS (0.5%)
      51,000    Logitech International S.A.* .................        1,419,330
      52,600    MICROS Systems, Inc.* ........................        2,839,874
                                                                   ------------
                                                                      4,259,204

                COMPUTER SOFTWARE &
                  SERVICES (3.2%)
      51,400    Ansoft Corp.* ................................        1,626,296
      57,900    ANSYS, Inc.* .................................        2,939,583
     103,600    Blackbaud, Inc. ..............................        2,529,912
      27,600    Cognizant Technology Solutions
                  Corp. Class A* .............................        2,436,252
      33,700    DST Systems, Inc.* ...........................        2,534,240
      50,700    Equinix, Inc.* ...............................        4,341,441
      56,000    Parametric Technology Corp.* .................        1,069,040
      46,000    Quality Systems, Inc. ........................        1,840,000
      62,700    Transaction Systems
                  Architects, Inc.* ..........................        2,030,853
     132,000    Trident Microsystems, Inc.* ..................        2,647,920
      58,000    VeriFone Holdings, Inc.* .....................        2,130,340
                                                                   ------------
                                                                     26,125,877

                DIVERSIFIED COMPANIES (2.3%)
      72,000    Acuity Brands, Inc. ..........................        3,919,680
      59,700    AMETEK, Inc. .................................        2,062,038
      20,000    Barnes Group, Inc. ...........................          460,200
      38,000    Brink's Co. (The) ............................        2,411,100
      27,000    Comtech Group, Inc.* .........................          471,960
      22,900    EnPro Industries, Inc.* ......................          825,545
      56,800    ESCO Technologies, Inc.* .....................        2,545,776
      27,300    Matthews International Corp.
                  Class A ....................................        1,111,110
      64,700    Taubman Centers, Inc. ........................        3,751,953
      22,700    Valmont Industries, Inc. .....................        1,312,741
                                                                   ------------
                                                                     18,872,103

                DRUG (1.6%)
      35,500    Advanced Magnetics, Inc.* ....................        2,139,585
      35,000    Alexion Pharmaceuticals, Inc.* ...............        1,513,400
      10,000    Celgene Corp.* ...............................          524,600
      31,200    Covance, Inc.* ...............................        1,851,408
      68,887    Immucor, Inc.* ...............................        2,027,344
      70,000    LifeCell Corp.* ..............................        1,747,900
      11,000    New River Pharmaceuticals, Inc.* .............          699,930
      55,000    Pharmaceutical Product
                  Development, Inc. ..........................        1,852,950
       5,100    USANA Health Sciences, Inc.* .................          239,037
                                                                   ------------
                                                                     12,596,154

                E-COMMERCE (1.0%)
      48,000    Akamai Technologies, Inc.* ...................        2,396,160
      26,000    Ctrip.com International, Ltd. ADR                     1,741,610
      60,000    Salesforce.com, Inc.* ........................        2,569,200

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      24,000    WebEx Communications, Inc.* ..................     $  1,364,640
                                                                   ------------
                                                                      8,071,610

                EDUCATIONAL SERVICES (0.5%)
      31,000    ITT Educational Services, Inc.* ..............        2,526,190
      28,000    Laureate Education, Inc.* ....................        1,651,160
                                                                   ------------
                                                                      4,177,350

                ELECTRICAL EQUIPMENT (2.5%)
      64,400    Baldor Electric Co. ..........................        2,430,456
      64,000    Belden CDT, Inc. .............................        3,429,760
      71,700    General Cable Corp.* .........................        3,830,931
      10,400    Harman International
                  Industries, Inc. ...........................          999,232
      11,600    Rofin-Sinar Technologies, Inc.* ..............          686,488
      47,000    Thomas & Betts Corp.* ........................        2,294,540
      86,600    Trimble Navigation Ltd.* .....................        2,324,344
      63,600    WESCO International Inc.* ....................        3,992,808
                                                                   ------------
                                                                     19,988,559

                ELECTRICAL UTILITY -
                  WEST (0.2%)
      69,000    MDU Resources Group, Inc. ....................        1,983,060

                ELECTRONICS (0.8%)
      39,000    Amphenol Corp. Class A .......................        2,518,230
      12,000    Daktronics, Inc. .............................          329,280
      77,700    Diodes, Inc.* ................................        2,707,845
      11,000    Rogers Corp.* ................................          487,850
                                                                   ------------
                                                                      6,043,205

                ENTERTAINMENT (0.5%)
      29,100    Central European Media Enterprises
                  Ltd. Class A* ..............................        2,575,350
      26,800    RC2 Corp.* ...................................        1,082,452
                                                                   ------------
                                                                      3,657,802

                ENTERTAINMENT
                  TECHNOLOGY (0.5%)
      60,000    Dolby Laboratories, Inc. Class A* ............        2,070,600
      58,600    Scientific Games Corp. Class A* ..............        1,923,838
                                                                   ------------
                                                                      3,994,438

                ENVIRONMENTAL (1.0%)
      41,700    Clean Harbors, Inc.* .........................        1,885,674
       3,000    Fuel Tech, Inc.* .............................           73,950
      22,500    Republic Services, Inc. ......................          625,950
      31,800    Stericycle, Inc.* ............................        2,591,700
      96,000    Waste Connections, Inc.* .....................        2,874,240
                                                                   ------------
                                                                      8,051,514

                FINANCIAL SERVICES -
                  DIVERSIFIED (2.5%)
      23,400    Affiliated Managers Group, Inc.* .............        2,535,390
       5,200    ASTA Funding, Inc. ...........................          224,536
      11,400    BlackRock, Inc. Class A ......................        1,781,934
      35,000    Brown & Brown, Inc. ..........................          946,750
      11,000    Cash America International, Inc. .............          451,000
       4,000    Commerce Group, Inc. (The) ...................          120,160
       3,000    Credicorp Ltd. ...............................          146,190
      24,000    Eaton Vance Corp. ............................          855,360
      10,000    eFunds Corp.* ................................          266,600
      79,000    EZCORP, Inc. Class A* ........................        1,163,670
       9,135    Fidelity National Information
                  Services, Inc. .............................          415,277
      65,250    Financial Federal Corp. ......................        1,717,380
      17,200    First Cash Financial Services, Inc.*                    383,216
      44,000    Global Payments, Inc. ........................        1,498,640
      22,000    Greenhill & Co., Inc. ........................        1,350,580
      39,000    Jackson Hewitt Tax Service, Inc. .............        1,255,020
      10,000    LandAmerica Financial Group, Inc.                       739,100
      34,000    Nuveen Investments, Inc. Class A .............        1,608,200
       4,000    Piper Jaffray Companies, Inc.* ...............          247,760
      56,300    ProAssurance Corp.* ..........................        2,879,745
                                                                   ------------
                                                                     20,586,508

                FOOD PROCESSING (1.4%)
      11,850    Dean Foods Co.* ..............................          553,869
      83,200    Flowers Foods, Inc. ..........................        2,510,144
      41,500    Herbalife Ltd.* ..............................        1,626,385
      43,000    McCormick & Company, Inc. ....................        1,656,360
      49,400    Ralcorp Holdings, Inc.* ......................        3,176,420
      64,000    United Natural Foods, Inc.* ..................        1,960,960
                                                                   ------------
                                                                     11,484,138

                FURNITURE/HOME
                  FURNISHINGS (0.1%)
      27,000    Steelcase, Inc. Class A ......................          537,030

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                HEALTH CARE INFORMATION
                SYSTEMS (0.8%)
     144,000    Allscripts Healthcare
                  Solutions, Inc.* ...........................     $  3,860,640
      43,000    Cerner Corp.* ................................        2,341,350
                                                                   ------------
                                                                      6,201,990

                HOME APPLIANCES (0.3%)
      47,400    Toro Co. (The) ...............................        2,428,776

                HOME BUILDING (0.2%)
       3,000    Desarrolladora Homex S.A.
                  de C.V. ADR* ...............................          173,850
      23,600    Forest City Enterprises, Inc. Class A                 1,561,848
                                                                   ------------
                                                                      1,735,698

                HOTEL/GAMING (1.9%)
      69,000    Ameristar Casinos, Inc. ......................        2,215,590
      54,800    Choice Hotels International, Inc. ............        1,941,564
      51,300    Gaylord Entertainment Co.* ...................        2,712,231
      35,000    Orient-Express Hotels Ltd. Class A                    2,093,700
      48,000    Penn National Gaming, Inc.* ..................        2,036,160
      17,800    Station Casinos, Inc. ........................        1,540,946
      51,000    Vail Resorts, Inc.* ..........................        2,770,830
                                                                   ------------
                                                                     15,311,021

                HOUSEHOLD PRODUCTS (0.8%)
      20,400    Central Garden and Pet Co.* ..................          301,308
      50,400    Church & Dwight Company, Inc. ................        2,537,640
      24,000    Energizer Holdings, Inc.* ....................        2,047,920
      37,600    Scotts Miracle-Gro Co. (The)
                Class A ......................................        1,655,528
                                                                   ------------
                                                                      6,542,396

                HUMAN RESOURCES (0.7%)
      54,000    AMN Healthcare Services, Inc.* ...............        1,221,480
      43,200    Korn/Ferry International* ....................          991,008
      73,000    Watson Wyatt Worldwide, Inc.
                  Class A ....................................        3,551,450
                                                                   ------------
                                                                      5,763,938

                INDUSTRIAL SERVICES (3.5%)
      88,100    Aaron Rents, Inc. Class B ....................        2,329,364
      19,600    C.H. Robinson Worldwide, Inc. ................          935,900
      31,000    Comfort Systems USA, Inc. ....................          371,380
      70,950    Corrections Corp. of America* ................        3,746,869
      51,000    EMCOR Group, Inc.* ...........................        3,007,980
      29,400    Expeditors International of
                  Washington, Inc. ...........................        1,214,808
      81,000    FTI Consulting, Inc.* ........................        2,720,790
      51,450    Geo Group, Inc. (The)* .......................        2,331,714
      13,000    Knot, Inc. (The)* ............................          279,890
      55,500    Mobile Mini, Inc.* ...........................        1,486,290
       4,700    PeopleSupport, Inc.* .........................           53,815
     118,000    Quanta Services, Inc.* .......................        2,975,960
      36,000    Ritchie Bros. Auctioneers, Inc. ..............        2,106,720
      57,800    URS Corp.* ...................................        2,461,702
      53,000    World Fuel Services Corp. ....................        2,451,780
                                                                   ------------
                                                                     28,474,962

                INFORMATION SERVICES (1.6%)
      37,000    Alliance Data Systems Corp.* .................        2,279,940
      19,000    Corporate Executive
                  Board Co. (The) ............................        1,443,240
      52,000    Equifax, Inc. ................................        1,895,400
      56,050    FactSet Research Systems, Inc. ...............        3,522,742
     121,000    Gartner, Inc.* ...............................        2,897,950
      19,700    IHS, Inc. Class A* ...........................          809,867
                                                                   ------------
                                                                     12,849,139

                INSURANCE - LIFE (0.6%)
      79,350    Delphi Financial Group, Inc.
                  Class A ....................................        3,192,251
      25,000    Protective Life Corp. ........................        1,101,000
      12,000    Reinsurance Group of America, Inc.                      692,640
                                                                   ------------
                                                                      4,985,891

                INSURANCE - PROPERTY &
                  CASUALTY (2.6%)
      63,500    American Financial Group, Inc. ...............        2,161,540
      33,300    Arch Capital Group Ltd.* .....................        2,271,393
      48,400    Argonaut Group, Inc.* ........................        1,566,224
      33,075    Berkley (W.R.) Corp. .........................        1,095,444
      17,811    Fidelity National Financial, Inc.
                  Class A ....................................          427,642
      64,350    HCC Insurance Holdings, Inc. .................        1,981,980
       5,900    Markel Corp.* ................................        2,860,497
       7,200    Midland Co. (The) ............................          305,424

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      53,100    Philadelphia Consolidated
                  Holding Co.* ...............................     $  2,335,869
      21,000    RenaissanceRe Holdings Ltd. ..................        1,052,940
      36,600    RLI Corp. ....................................        2,010,438
      34,600    Selective Insurance Group, Inc. ..............          880,916
       3,900    State Auto Financial Corp. ...................          125,307
      16,000    Tower Group, Inc. ............................          515,520
      38,100    Zenith National Insurance Corp. ..............        1,800,987
                                                                   ------------
                                                                     21,392,121

                INTERNET (1.2%)
      84,000    American Reprographics Co.* ..................        2,586,360
      29,000    j2 Global Communications, Inc.* ..............          803,880
      70,000    Nutri/System, Inc.* ..........................        3,668,700
       3,000    Perficient, Inc.* ............................           59,340
      86,000    ValueClick, Inc.* ............................        2,247,180
                                                                   ------------
                                                                      9,365,460

                MACHINERY (5.7%)
      98,750    Applied Industrial
                  Technologies, Inc. .........................        2,423,325
      14,800    Cascade Corp. ................................          886,224
      30,400    Curtiss-Wright Corp. .........................        1,171,616
      34,000    Donaldson Co, Inc. ...........................        1,227,400
       2,000    Flowserve Corp.* .............................          114,380
      39,000    Foster Wheeler Ltd.* .........................        2,277,210
     106,400    Gardner Denver, Inc.* ........................        3,708,040
      44,850    Graco, Inc. ..................................        1,756,326
      39,600    IDEX Corp. ...................................        2,014,848
      26,000    Kaydon Corp. .................................        1,106,560
      81,400    Lennox International, Inc. ...................        2,905,980
      35,200    Lincoln Electric Holdings, Inc. ..............        2,096,512
      92,000    Manitowoc Company, Inc. (The) ................        5,844,760
      29,600    Middleby Corp. (The)* ........................        3,902,464
      45,900    MSC Industrial Direct Co., Inc.
                  Class A ....................................        2,142,612
      52,000    Regal-Beloit Corp. ...........................        2,411,760
      26,700    Robbins & Myers, Inc. ........................          995,643
      43,200    Roper Industries, Inc. .......................        2,370,816
      42,000    Snap-on, Inc. ................................        2,020,200
      20,000    Terex Corp.* .................................        1,435,200
      39,000    Wabtec Corp. .................................        1,345,110
      54,000    Watts Water Technologies, Inc.
                  Class A ....................................        2,053,620
                                                                   ------------
                                                                     46,210,606

                MANUFACTURED HOUSING/
                  RECREATIONAL VEHICLE (0.1%)
      20,400    Thor Industries, Inc. ........................          803,556

                MARITIME (0.8%)
      94,000    American Commercial Lines, Inc.* .............        2,956,300
     102,400    Kirby Corp.* .................................        3,581,952
                                                                   ------------
                                                                      6,538,252

                MEDICAL SERVICES (3.7%)
      35,333    Amedisys, Inc.* ..............................        1,145,849
      16,200    Coventry Health Care, Inc.* ..................          908,010
      19,050    DaVita, Inc.* ................................        1,015,746
      59,100    Healthways, Inc.* ............................        2,762,925
     100,400    inVentiv Health, Inc.* .......................        3,844,316
      23,000    Pediatrix Medical Group, Inc.* ...............        1,312,380
     100,000    PSS World Medical, Inc.* .....................        2,114,000
      88,800    Psychiatric Solutions, Inc.* .................        3,579,528
      56,200    Sierra Health Services, Inc.* ................        2,313,754
      79,600    Sunrise Senior Living, Inc.* .................        3,145,792
       7,500    United Surgical Partners
                  International, Inc.* .......................          231,075
      77,400    VCA Antech, Inc.* ............................        2,810,394
      45,000    WellCare Health Plans, Inc.* .................        3,836,250
      14,849    WellPoint, Inc.* .............................        1,204,254
                                                                   ------------
                                                                     30,224,273

                MEDICAL SUPPLIES (6.5%)
      63,300    ArthroCare Corp.* ............................        2,281,332
      12,600    Bard (C.R.), Inc. ............................        1,001,826
      35,000    Bio-Rad Laboratories, Inc.
                  Class A* ...................................        2,444,400
      52,000    Dade Behring Holdings, Inc. ..................        2,280,200
      67,000    DENTSPLY International, Inc. .................        2,194,250
      84,200    DJO, Inc.* ...................................        3,191,180
       3,000    Edwards Lifesciences Corp.* ..................          152,100
      40,200    Haemonetics Corp.* ...........................        1,879,350
      19,000    Henry Schein, Inc.* ..........................        1,048,420
      79,600    Hologic, Inc.* ...............................        4,588,144

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      23,400    IDEXX Laboratories, Inc.* ....................     $  2,050,542
      83,000    Illumina, Inc.* ..............................        2,431,900
      31,400    Intuitive Surgical, Inc.* ....................        3,817,298
      36,300    Inverness Medical
                  Innovations, Inc.* .........................        1,589,214
      61,000    Kyphon, Inc.* ................................        2,753,540
      71,200    Meridian Bioscience, Inc. ....................        1,976,512
      45,000    Owens & Minor, Inc. ..........................        1,652,850
      73,600    Palomar Medical
                  Technologies, Inc.* ........................        2,940,320
      31,600    PolyMedica Corp. .............................        1,337,628
      49,400    ResMed, Inc.* ................................        2,488,278
      50,800    Respironics, Inc.* ...........................        2,133,092
      52,400    Ventana Medical Systems, Inc.* ...............        2,195,560
       6,000    Vital Images, Inc.* ..........................          199,560
      71,000    West Pharmaceutical Services, Inc. ...........        3,296,530
       8,000    Zoll Medical Corp.* ..........................          213,200
                                                                   ------------
                                                                     52,137,226

                METALS & MINING
                  DIVERSIFIED (0.5%)
      31,000    Allegheny Technologies, Inc. .................        3,307,390
      18,000    Brush Engineered Materials, Inc.* ............          872,460
                                                                   ------------
                                                                      4,179,850
                METALS FABRICATING (0.3%)
      46,000    Harsco Corp. .................................        2,063,560

                NATURAL GAS -
                  DISTRIBUTION (1.0%)
      37,200    AGL Resources, Inc. ..........................        1,589,184
      42,000    Northwest Natural Gas Co. ....................        1,918,140
      39,800    South Jersey Industries, Inc. ................        1,514,390
      51,450    Southern Union Co. ...........................        1,563,565
      54,700    UGI Corp. ....................................        1,461,037
                                                                   ------------
                                                                      8,046,316

                NATURAL GAS -
                  DIVERSIFIED (0.9%)
      46,000    Energen Corp. ................................        2,340,940
      10,900    Penn Virginia Corp. ..........................          800,060
      34,000    Universal Compression
                Holdings, Inc.* ..............................        2,301,120
      27,776    XTO Energy, Inc. .............................        1,522,403
                                                                   ------------
                                                                      6,964,523

                OFFICE EQUIPMENT &
                  SUPPLIES (0.4%)
     129,000    Cenveo, Inc.* ................................        3,134,700
      18,000    Staples, Inc. ................................          465,120
                                                                   ------------
                                                                      3,599,820

                OILFIELD SERVICES/
                  EQUIPMENT (1.0%)
      39,400    FMC Technologies, Inc.* ......................        2,748,544
      27,800    Hydril* ......................................        2,675,472
      47,000    Oceaneering International, Inc.* .............        1,979,640
      17,000    Superior Energy Services, Inc.* ..............          585,990
                                                                   ------------
                                                                      7,989,646

                PACKAGING & CONTAINER (1.8%)
      22,000    AptarGroup, Inc. .............................        1,472,460
      86,000    CLARCOR, Inc. ................................        2,734,800
      22,800    Greif, Inc. Class A ..........................        2,533,308
      73,300    Jarden Corp.* ................................        2,807,390
      56,200    Silgan Holdings, Inc. ........................        2,872,382
      53,000    Sonoco Products Co. ..........................        1,991,740
                                                                   ------------
                                                                     14,412,080

                PAPER & FOREST
                  PRODUCTS (0.0%)
      15,000    Votorantim Celulose e Papel S.A.
                  ADR ........................................          274,500

                PETROLEUM -
                  INTEGRATED (1.0%)
      69,400    Denbury Resources, Inc.* .....................        2,067,426
      92,800    Frontier Oil Corp. ...........................        3,028,992
      19,300    Giant Industries, Inc.* ......................        1,460,045
      20,000    Holly Corp. ..................................        1,186,000
                                                                   ------------
                                                                      7,742,463
                PETROLEUM -
                  PRODUCING (0.5%)
       5,000    Atlas America, Inc.* .........................          282,450
      26,000    Comstock Resources, Inc.* ....................          711,880

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      80,700    Range Resources Corp. ........................     $  2,695,380
                                                                     ----------
                                                                      3,689,710

                PHARMACY SERVICES (0.7%)
      90,400    HealthExtras, Inc.* ..........................        2,601,712
      53,800    Longs Drug Stores Corp. ......................        2,778,232
                                                                   ------------
                                                                      5,379,944

                POWER (0.1%)
      51,000    Covanta Holding Corp.* .......................        1,131,180

                PRECISION INSTRUMENT (0.7%)
      34,000    Mettler Toledo International, Inc.* ..........        3,045,380
       5,200    MTS Systems Corp. ............................          201,968
      24,600    Thermo Fisher Scientific, Inc.* ..............        1,150,050
      19,000    Varian, Inc.* ................................        1,106,940
                                                                   ------------
                                                                      5,504,338

                PUBLISHING (0.4%)
      44,000    Consolidated Graphics, Inc.* .................        3,258,200

                R.E.I.T. (0.8%)
      15,000    CBL & Associates Properties, Inc. ............          672,600
       3,400    Developers Diversified
                  Realty Corp. ...............................          213,860
       2,613    Kimco Realty Corp. ...........................          127,358
      73,700    LaSalle Hotel Properties .....................        3,416,732
       6,000    Mid-America Apartment
                  Communities, Inc. ..........................          337,560
      12,500    ProLogis .....................................          811,625
      12,000    PS Business Parks, Inc. ......................          846,240
                                                                   ------------
                                                                      6,425,975

                RAILROAD (1.1%)
      46,000    Florida East Coast Industries, Inc. ..........        2,883,740
     107,700    Genesee & Wyoming, Inc.
                  Class A* ...................................        2,865,897
      98,000    Kansas City Southern* ........................        3,486,840
                                                                   ------------
                                                                      9,236,477

                RECREATION (0.8%)
      52,000    Life Time Fitness, Inc.* .....................        2,673,320
      57,000    Marvel Entertainment, Inc.* ..................        1,581,750
      56,850    Pool Corp. ...................................        2,035,230
      26,700    Shuffle Master, Inc.* ........................          487,275
       5,000    Smith & Wesson Holding Corp.* ................           65,450
                                                                   ------------
                                                                      6,843,025
                RESTAURANT (0.9%)
      45,000    CKE Restaurants, Inc. ........................          848,700
      21,000    Jack in the Box, Inc.* .......................        1,451,730
      25,000    Panera Bread Co. Class A* ....................        1,476,500
      41,000    Papa John's International, Inc.* .............        1,205,400
      33,100    RARE Hospitality
                  International, Inc.* .......................          995,979
      64,687    Sonic Corp.* .................................        1,441,226
                                                                   ------------
                                                                      7,419,535

                RETAIL - AUTOMOTIVE (0.4%)
      78,000    CarMax, Inc.* ................................        1,914,120
      45,400    O'Reilly Automotive, Inc.* ...................        1,502,740
                                                                   ------------
                                                                      3,416,860

                RETAIL - SPECIAL LINES (4.2%)
       7,100    Buckle, Inc. (The) ...........................          253,470
      65,200    Cato Corp. (The) Class A .....................        1,525,028
      56,800    Central Garden and Pet Co.
                  Class A* ...................................          834,960
      41,000    Charlotte Russe Holding, Inc.* ...............        1,183,670
      54,400    Claire's Stores, Inc. ........................        1,747,328
      36,000    Coach, Inc.* .................................        1,801,800
     111,000    Coldwater Creek, Inc.* .......................        2,251,080
      55,400    Dick's Sporting Goods, Inc.* .................        3,227,604
     140,000    Dress Barn, Inc. (The)* ......................        2,913,400
      53,000    DSW, Inc. Class A* ...........................        2,237,130
     150,000    GameStop Corp. Class A* ......................        4,885,500
      32,000    Gymboree Corp. (The)* ........................        1,282,240
      80,962    Hibbett Sports, Inc.* ........................        2,314,704
      80,700    Men's Wearhouse, Inc. (The) ..................        3,796,935
      50,600    Pantry, Inc. (The)* ..........................        2,288,132
      39,600    Urban Outfitters, Inc.* ......................        1,049,796
                                                                   ------------
                                                                     33,592,777

                RETAIL BUILDING SUPPLY (0.4%)
       9,400    Fastenal Co. .................................          329,470
      22,200    Tractor Supply Co.* ..........................        1,143,300
      41,200    Watsco, Inc. .................................        2,104,084
                                                                   ------------
                                                                      3,576,854

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                RETAIL STORE (0.1%)
      20,000    Big Lots, Inc.* ..............................     $    625,600
                SECURITIES BROKERAGE (0.9%)
       5,000    Bear Stearns Companies, Inc. (The)                      751,750
      72,400    Investment Technology
                Group, Inc.* .................................        2,838,080
      30,000    Jefferies Group, Inc. ........................          868,500
     126,000    Knight Capital Group, Inc.
                  Class A* ...................................        1,995,840
      33,000    Raymond James Financial, Inc. ................          982,080
                                                                   ------------
                                                                      7,436,250

                SEMICONDUCTOR (0.4%)
      73,000    FormFactor, Inc.* ............................        3,266,750
                SHOE (2.1%)
      19,000    Brown Shoe Company, Inc.* ....................          798,000
      39,000    Crocs, Inc.* .................................        1,842,750
      46,700    Deckers Outdoor Corp.* .......................        3,316,634
      46,300    Genesco, Inc.* ...............................        1,922,839
      89,000    Iconix Brand Group, Inc.* ....................        1,815,600
      82,000    Skechers U.S.A., Inc. Class A* ...............        2,752,740
      74,500    Steven Madden Ltd. ...........................        2,175,400
      94,750    Wolverine World Wide, Inc. ...................        2,707,007
                                                                   ------------
                                                                     17,330,970

                STEEL - GENERAL (0.1%)
      10,000    Ampco-Pittsburgh Corp. .......................          288,900
       4,000    Carpenter Technology Corp. ...................          483,040
                                                                   ------------
                                                                        771,940

                TELECOMMUNICATION
                  SERVICES (1.7%)
      85,000    Alaska Communications Systems
                  Group, Inc. ................................        1,253,750
      60,417    American Tower Corp. Class A* ................        2,353,242
      55,008    Crown Castle International Corp.* ............        1,767,407
      16,000    Golden Telecom, Inc. .........................          886,080
      38,800    NII Holdings, Inc. Class B* ..................        2,878,184
     133,000    Time Warner Telecom, Inc.
                  Class A* ...................................        2,762,410
      72,000    Witness Systems, Inc.* .......................        1,940,400
                                                                   ------------
                                                                     13,841,473

                TELECOMMUNICATIONS
                  EQUIPMENT (1.4%)
      64,100    Anixter International, Inc.* .................        4,226,754
      83,000    CommScope, Inc.* .............................        3,560,700
      79,200    Nice Systems Ltd. ADR* .......................        2,694,384
      14,000    Polycom, Inc.* ...............................          466,620
      13,800    Superior Essex, Inc.* ........................          478,446
                                                                   ------------
                                                                     11,426,904

                THRIFT (0.9%)
      54,400    First Republic Bank ..........................        2,921,280
      41,600    FirstFed Financial Corp.* ....................        2,364,128
      47,448    Hudson City Bancorp, Inc. ....................          649,089
      34,300    PFF Bancorp, Inc. ............................        1,040,319
       9,900    WSFS Financial Corp. .........................          638,352
                                                                   ------------
                                                                      7,613,168

                TIRE & RUBBER (0.3%)
      53,600    Carlisle Companies, Inc. .....................        2,301,048

                TOILETRIES & COSMETICS (0.1%)
      16,000    Chattem, Inc.* ...............................          943,040

                TRUCKING (1.7%)
      28,000    AMERCO* ......................................        1,959,720
      12,000    Arkansas Best Corp. ..........................          426,600
      40,200    Dollar Thrifty Automotive Group* .............        2,051,808
      59,200    Forward Air Corp. ............................        1,946,496
      87,400    HUB Group, Inc. Class A* .....................        2,533,726
      42,000    Hunt (J.B.) Transport Services, Inc.                  1,102,080
      64,475    Knight Transportation, Inc. ..................        1,148,945
      29,400    Landstar System, Inc. ........................        1,347,696
      55,550    Old Dominion Freight Line, Inc.* .............        1,600,395
                                                                   ------------
                                                                     14,117,466

                WATER UTILITY (0.5%)
       9,300    American States Water Co. ....................          342,891
      66,000    Aqua America, Inc. ...........................        1,481,700
      63,000    Cia de Saneamento Basico do
                  Estado de Sao Paulo ADR ....................        2,128,770
                                                                   ------------
                                                                      3,953,361

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                WIRELESS NETWORKING (1.1%)
      48,700    Itron, Inc.* .................................     $  3,167,449
      32,000    Leap Wireless International, Inc.* ...........        2,111,360
     110,000    SBA Communications Corp.
                  Class A* ...................................        3,250,500
                                                                   ------------
                                                                      8,529,309
                TOTAL COMMON STOCKS
                  AND TOTAL INVESTMENT
                  SECURITIES (93.7%)
                  (Cost $549,919,951) ........................
                                                                    757,993,482
                                                                   ------------

 Principal
   Amount                                                              Value
------------                                                       ------------

REPURCHASE AGREEMENTS (6.4%)
$ 37,500,000    With Morgan Stanley, 5.05%,
                  dated 3/30/07, due 4/2/07,
                  delivery value $37,515,781
                  (collateralized by
                  $28,410,000 U.S. Treasury
                  Notes 8.875%, due 8/15/17,
                  with a value of $38,297,877)                       37,500,000
  14,000,000    With State Street Bank & Trust,
                  4.60%, dated 3/30/07, due
                  4/2/07, delivery value
                  $14,005,367 (collateralized
                  by $14,555,000 U.S.
                  Treasury Notes 3.875% due
                  9/15/10, with a value of
                  $14,277,793) ...............................       14,000,000
                                                                   ------------
                TOTAL REPURCHASE
                  AGREEMENTS
                  (Cost $51,500,000) .........................     $ 51,500,000
                                                                   ------------

                                                                       Value
                                                                   ------------

EXCESS OF LIABILITIES OVER
  CASH AND OTHER ASSETS (-0.1%) ..............................     $   (668,164)
                                                                   ------------
NET ASSETS (100%) ............................................     $808,825,318
                                                                   ------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($808,825,318 / 25,026,975 shares
  outstanding) ...............................................     $      32.32
                                                                   ------------

*     Non-income producing.

ADR   American Depositary Receipt

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2007
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $549,919,951) ....................................     $ 757,993,482
Repurchase agreements (Cost - $51,500,000) ..................        51,500,000
Cash ........................................................           198,789
Receivable for capital shares sold ..........................         2,371,354
Interest and dividends receivable ...........................           381,596
Receivable for securities sold ..............................           259,883
Prepaid expenses ............................................            56,410
                                                                  -------------
     Total Assets ...........................................       812,761,514
                                                                  -------------
Liabilities:
Payable for securities purchased ............................         2,359,862
Payable for capital shares repurchased ......................           729,984
Accrued expenses:
   Advisory fee payable .....................................           503,051
   Service and distribution plan fees .......................           167,684
   Directors' fees and expenses .............................            13,669
   Other ....................................................           161,946
                                                                  -------------
     Total Liabilities ......................................         3,936,196
                                                                  -------------
Net Assets ..................................................     $ 808,825,318
                                                                  =============
Net assets consist of:
Capital stock, at $0.001 par value
   (authorized 300,000,000, outstanding
   25,026,975 shares) .......................................     $      25,027
Additional paid-in capital ..................................       591,872,836
Accumulated net investment income ...........................             2,703
Accumulated net realized gain on investments ................         8,851,221
Net unrealized appreciation of investments and
   foreign currency translations ............................       208,073,531
                                                                  -------------
Net Assets ..................................................     $ 808,825,318
                                                                  =============
Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($808,825,318 / 25,026,975 shares
   outstanding) .............................................     $       32.32
                                                                  =============

Statement of Operations
for the Year Ended March 31, 2007
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding
   tax of $4,312) ...........................................     $   4,616,736
Interest ....................................................         2,419,050
                                                                  -------------
   Total Income .............................................         7,035,786
                                                                  -------------
Expenses:
Advisory fee ................................................         5,367,759
Service and distribution plan fees ..........................         1,789,253
Auditing and legal fees .....................................           260,351
Transfer agent ..............................................           197,525
Printing and postage ........................................           197,425
Custodian fees ..............................................           114,968
Insurance, dues and other ...................................           105,303
Directors' fees and expenses ................................            81,474
Registration and filing fees ................................            47,289
Accounting and bookkeeping expense ..........................            29,687
Telephone ...................................................            26,424
                                                                  -------------
   Total Expenses Before Custody Credits ....................         8,217,458
   Less: Custody Credits ....................................           (15,971)
                                                                  -------------
   Net Expenses .............................................         8,201,487
                                                                  -------------
Net Investment Loss .........................................        (1,165,701)
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain ........................................         9,197,044
   Change in Net Unrealized Appreciation/
     (Depreciation) .........................................        21,405,540
                                                                  -------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/ (Depreciation)
   on Investments and Foreign Exchange
   Transactions .............................................        30,602,584
                                                                  -------------
Increase in Net Assets from Operations ......................     $  29,436,883
                                                                  =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

Statements of Changes in Net Assets
for the Years Ended March 31, 2007 and 2006
--------------------------------------------------------------------------------

                                                                             Year Ended          Year Ended
                                                                           March 31, 2007      March 31, 2006
                                                                          ----------------   -----------------
Operations:
  Net investment loss .................................................    $   (1,165,701)    $     (867,595)
  Net realized gain on investments ....................................         9,197,044         16,135,206
  Change in net unrealized appreciation/(depreciation) ................        21,405,540        104,021,793
                                                                           --------------     --------------
  Increase in net assets from operations ..............................        29,436,883        119,289,404
                                                                           --------------     --------------
Distributions to Shareholders:
  Net realized gain on investment transactions ........................       (11,504,201)        (7,188,612)
                                                                           --------------     --------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................       290,938,561        255,275,646
  Proceeds from reinvestment of distributions to shareholders .........        11,149,178          6,989,873
  Cost of shares repurchased ..........................................      (176,613,042)      (118,557,683)
                                                                           --------------     --------------
  Increase in net assets from capital share transactions ..............       125,474,697        143,707,836
                                                                           --------------     --------------
Total Increase in Net Assets ..........................................       143,407,379        255,808,628
Net Assets:
  Beginning of year ...................................................       665,417,939        409,609,311
                                                                           --------------     --------------
  End of year .........................................................    $  808,825,318     $  665,417,939
                                                                           ==============     ==============
Accumulated undistributed net investment income,
  at end of year ......................................................    $        2,703     $        7,181
                                                                           ==============     ==============

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management

--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).

(E) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions

Transactions in capital stock were as follows:

                                                Year Ended         Year Ended
                                              March 31, 2007     March 31, 2006
                                             ----------------   ---------------
Shares sold ...............................      9,440,989          9,065,430
Shares issued to
   shareholders in
   reinvestment of
   distributions ..........................        360,348            248,839
Shares
   repurchased ............................     (5,768,757)        (4,227,602)
                                                ----------         ----------
Net increase ..............................      4,032,580          5,086,667
                                                ==========         ==========
Distributions per
   share from net
   realized gains .........................     $   0.4821         $   0.3866
                                                ----------         ----------

3.    Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                Year Ended
                                              March 31, 2007
                                             ---------------
Purchases:
   Investment Securities ..................   $ 282,861,980
                                              -------------
Sales:
   Investment Securities ..................   $ 159,701,586
                                              -------------


--------------------------------------------------------------------------------
                                                                              19

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements                                     March 31, 2007
--------------------------------------------------------------------------------

4.    Income Taxes

At March 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..........      $601,472,041
                                                     ============
Gross tax unrealized appreciation .............      $214,358,178
Gross tax unrealized depreciation .............        (6,336,737)
                                                     ------------
Net tax unrealized appreciation on
   investments ................................      $208,021,441
                                                     ------------
Undistributed long-term capital gains .........      $  8,906,032
                                                     ------------

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to differing treatments of wash sales and real estate investment trusts.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased net investment loss by $1,161,223, decreased additional paid in capital by $1,150,508, and decreased accumulated net realized gain by $10,715. These reclassifications were primarily due to differing treatments of net operating loss and investments in real estate investment trusts for tax purposes. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended March 31, 2007 and 2006 were as follows:

                                         2007              2006
                                     -----------        ----------
Long-term capital gain .........     $11,504,201        $7,188,612
                                     -----------        ----------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $5,367,759 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2007. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2007, fees amounting to $1,789,253 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2007, the Fund's expenses were reduced by $15,971 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At March 31, 2007, the Adviser, and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 753,972 shares of the Fund representing 3.01% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 24,329 shares, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------
20

                                    Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                Years Ended March 31,
                                                     ---------------------------------------------------------------------------
                                                         2007            2006            2005            2004           2003
                                                     -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year ...............   $     31.70     $     25.75     $     23.81     $     16.56     $     20.15
                                                     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
Net investment loss ..............................         (0.05)          (0.04)          (0.05)          (0.03)          (0.03)
Net gains or (losses) on securities (both
  realized and unrealized) .......................          1.15            6.38            1.99            7.28           (3.40)
                                                     -----------     -----------     -----------     -----------     -----------
  Total from investment operations ...............          1.10            6.34            1.94            7.25           (3.43)
                                                     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Distributions from net realized gains ..........         (0.48)          (0.39)             --              --           (0.16)
                                                     -----------     -----------     -----------     -----------     -----------
Net asset value, end of year .....................   $     32.32     $     31.70     $     25.75     $     23.81     $     16.56
                                                     -----------     -----------     -----------     -----------     -----------
Total return .....................................          3.55%          24.85%           8.15%          43.78%         (17.04)%
                                                     ===========     ===========     ===========     ===========     ===========
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ...........   $   808,825     $   665,418     $   409,609     $   260,879     $   109,600
Ratio of expenses to average net assets(1) .......          1.16%           1.10%           1.14%           1.19%           1.36%
Ratio of net investment loss to average
  net assets .....................................         (0.16)%         (0.17)%         (0.28)%         (0.16)%         (0.19)%
Portfolio turnover rate ..........................            24%             40%             44%             55%             79%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for the years ended March 31, 2006, March 31, 2005, March 31, 2004 and 1.35% for the year ended March 31, 2003.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              21

Value Line Emerging Opportunities Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc. (the "Fund") at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States ofAmerica. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 30, 2007

--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                  FACTORS CONSIDERED BY THE BOARD IN APPROVING
                       THE INVESTMENT ADVISORY AGREEMENT
                FOR VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

The Investment Company Act of 1940 (the "1940 Act") requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the "Independent Directors"), annually to consider the investment advisory agreement between the Fund and its investment adviser, Value Line, Inc. ("Value Line") (the "Agreement"). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage, if any; and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and other retail no-load small-cap growth funds, as selected objectively by Lipper Inc., an independent provider of investment company data ("Expense Group"), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load small-cap growth funds, as selected objectively by Lipper Inc. ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance over various time periods to the average performance of the Fund and all retail and institutional small cap growth funds regardless of asset size or primary channel of distribution, as selected independently by Lipper Inc. ("Performance Universe") as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper Inc. to determine the Expense Group, the Expense Universe and the Performance Universe to prepare this information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund's performance for the one-year, three-year, five-year, and ten-year periods ended December 31,


--------------------------------------------------------------------------------
                                                                              23

Value Line Emerging Opportunities Fund, Inc.


--------------------------------------------------------------------------------

2006 exceeded the average performance of both the Performance Universe average and the Lipper Index.

Value Line's Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund's portfolio, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Board concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that the Fund's management fee for the most recent fiscal year was less than both the Expense Group average and the Expense Universe average. The Board also considered that the Fund's total expense ratio was lower than the average expense ratio of both its Expense Group and Expense Universe and concluded that the expense level was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. Based on their overall review, the Board determined that Value Line's management fee rate under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line's overall compliance program, as well as the services provided by Value Line Securities, Inc., the Fund's principal underwriter. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Board considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2005 and 2006. These actions included Value Line's review of its methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line's overall profitability, the Board concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential "fall-out" benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------
24

                                    Value Line Emerging Opportunities Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended March 31, 2007, the Fund paid $0.4821 per share of long-term capital gains to shareholders.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              25

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                               Other
                                                      Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years                  Held by Director
--------------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner          Chairman of the        Since 1993      Chairman, President and Chief            Value Line, Inc.
Age 72                         Board of Directors                     Executive Officer of Value Line,
                               and President                          Inc. (the "Adviser") and Value
                                                                      Line Publishing, Inc. Chairman
                                                                      and President of each of the 14
                                                                      Value Line Funds and Value Line
                                                                      Securities, Inc. (the "Distributor").
--------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director               Since 2000      Consultant, Academic Search              None
1611 Cold Springs Road                                                Consultation Service, Inc.
Williamstown, MA 01267                                                (1992-2004); Trustee Emeritus and
Age 83                                                                Chairman (1993-1994) of the
                                                                      Board of Trustees of Duke
                                                                      University; President Emeritus,
                                                                      Williams College.
--------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director               Since 1993      Retired. Customer Support Analyst,       None
4921 Buckingham Drive                                                 Duke Power Company, until April
Charlotte, NC 28209                                                   2007.
Age 65
--------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director               Since 1993      Professor of History, Williams           None
54 Scott Hill Road                                                    College, (1961-2002). Professor
Williamstown, MA 01267                                                Emeritus since 2002. President
Age 75                                                                Emeritus since 1994 and
                                                                      President, (1985-1994); Chairman
                                                                      (1993-1997) and Interim President
                                                                      (2002-2003) of the American
                                                                      Council of Learned Societies.
                                                                      Trustee since 1997 and Chairman
                                                                      of the Board since 2005, National
                                                                      Humanities Center.
--------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director               Since 2000      Visiting Professor of Classics,          None
5 Birch Run Drive                                                     Williams College, since 1999;
Saratoga Springs, NY 12866                                            President Emeritus, Skidmore
Age 71                                                                College since 1999 and President,
                                                                      (1987-1998).


--------------------------------------------------------------------------------
26

                                    Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                               Other
                                                      Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years                  Held by Director
--------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director               Since 2000      Chairman, Institute for Political        None
169 Pompano St.                                                       Economy.
Panama City Beach, FL 32413
Age 68
--------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director               Since 2000      Senior Financial Advisor, Veritable      None
1409 Beaumont Drive                                                   L.P. (Investment adviser) since
Gladwyne, PA 19035                                                    2004; Senior Financial Advisor,
Age 58                                                                Hawthorn, (2001-2004).
--------------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,        Since 1993      Director, Vice President and
Age 49                         Secretary and Chief                    Compliance Officer of the Adviser.
                               Compliance Officer                     Director and Vice President of the
                                                                      Distributor. Vice President,
                                                                      Secretary and Chief Compliance
                                                                      Officer of each of the 14 Value
                                                                      Line Funds.
--------------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer              Since 2005      Controller of the Adviser until
Age 48                                                                2003; Chief Financial Officer of
                                                                      the Adviser (2003-2005); Treasurer
                                                                      of the Adviser since 2005;
                                                                      Treasurer of each of the 14 Value
                                                                      Line Funds.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Treasurer    Since 2005      Director, Vice President and
Age 53                         Assistant Secretary                    Secretary of the Adviser. Director
                                                                      and Vice President of the
                                                                      Distributor.
--------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
                                                                              27

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Funds sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am - 5 pm CST, Monday - Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                P.O. Box 272
                                Cos Cob, CT 06807-0272

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President, Secretary and
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                        #539209

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2006 - $98,330

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 -$6,018

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2006 were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 -$6,018

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: June 8, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: June 8, 2007
      ------------